Current liabilities - Warrants Financial Liability - Schedule of Changes in Warrants Issued (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Schedule of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2024	$ 5,140,921
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(2,517,148)
Warrant liability as of June 30, 2025	2,623,773
Level 1 [Member]
Schedule of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2024	2,345,084
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(1,259,897)
Warrant liability as of June 30, 2025	1,085,187
Level 2 [Member]
Schedule of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2024	2,795,837
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income	(1,257,251)
Warrant liability as of June 30, 2025	1,538,586
Level 3 [Member]
Schedule of Changes in Warrants Issued [Line Items]
Balance as of December 31, 2024
Fair value gain recognized in unaudited interim condensed consolidated statement of profit or loss and other comprehensive income
Warrant liability as of June 30, 2025